SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Tables)	12 Months Ended
Jan. 02, 2021
Stockholders' Equity Note [Abstract]
Schedule of changes in "Accumulated other comprehensive loss" (net of tax)

(In millions)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Cash Flow Hedges	Total
Balance as of December 29, 2018	$(247.4)	$(434.3)	$(.3)	$(682.0)
Other comprehensive income (loss) before reclassifications, net of tax	2.3	66.4	.5	69.2
Reclassifications to net income, net of tax	–	266.1	(1.4)	264.7

Net current-period other comprehensive income (loss), net of tax	2.3	332.5	(.9)	333.9
Balance as of December 28, 2019	$(245.1)	$(101.8)	$(1.2)	$(348.1)
Other comprehensive income (loss) before reclassifications, net of tax	(3.0)	6.2	(7.5)	(4.3)
Reclassifications to net income, net of tax	–	2.9	(.1)	2.8

Net current-period other comprehensive income (loss), net of tax	(3.0)	9.1	(7.6)	(1.5)

Balance as of January 2, 2021	$(248.1)	$(92.7)	$(8.8)	$(349.6)

Schedule of amounts reclassified from "Accumulated other comprehensive loss" to increase (decrease) net income
The amounts reclassified from “Accumulated other comprehensive loss” to increase (decrease) net income were as follows:

(In millions)	2020	2019	2018	Statements of Income Location
Cash flow hedges:
Foreign exchange contracts	$.7	$2.1	$1.3	Cost of products sold
Commodity contracts	(.6)	(.2)	.1	Cost of products sold

Total before tax	.1	1.9	1.4
Tax	–	(.5)	(.3)	Provision for (benefit from) income taxes

Net of tax	.1	1.4	1.1

Pension and other postretirement benefits	(3.8)	(445.4)	(121.4)	Other non-operating expense (income), net
Tax	.9	179.3	27.6	Provision for (benefit from) income taxes

Net of tax	(2.9)	(266.1)	(93.8)

Total reclassifications for the period	$(2.8)	$(264.7)	$(92.7)

Schedule of income tax expense (benefit) allocated to each component of other comprehensive income (loss)
The following table sets forth the income tax expense (benefit) allocated to each component of other comprehensive income (loss):

(In millions)	2020	2019	2018
Foreign currency translation:
Translation gain (loss)	$27.5	$(5.5)	$(9.1)
Pension and other postretirement benefits:
Net gain (loss) recognized from actuarial gain/loss and prior service cost/credit	3.1	19.4	(2.4)
Reclassifications to net income	.9	179.3	27.6
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	(2.3)	.2	.3
Reclassifications to net income	–	(.5)	(.3)

Income tax expense (benefit) allocated to components of other comprehensive income (loss)	$29.2	$192.9	$16.1